Parametric

Dividend Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	428	$166,252
Raytheon Technologies Corp.	1,500	96,780

		$263,032

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	2,352	$190,818
Expeditors International of Washington, Inc.	2,287	174,658
United Parcel Service, Inc., Class B	1,564	155,946

		$521,422

Auto Components — 0.5%
Gentex Corp.	6,475	$171,199

		$171,199

Automobiles — 0.5%
Ford Motor Co.	28,613	$163,380

		$163,380

Banks — 2.5%
Cullen/Frost Bankers, Inc.	2,590	$196,762
F.N.B. Corp.	19,541	144,799
PacWest Bancorp	8,374	144,954
People’s United Financial, Inc.	13,095	149,938
Umpqua Holdings Corp.	14,041	159,927

		$796,380

Beverages — 1.0%
Coca-Cola Co. (The)	3,401	$158,759
PepsiCo, Inc.	1,220	160,491

		$319,250

Biotechnology — 1.6%
AbbVie, Inc.	2,037	$188,769
Amgen, Inc.	730	167,681
Gilead Sciences, Inc.	2,016	156,905

		$513,355

Building Products — 0.7%
Carrier Global Corp.(1)	1,500	$30,705
Johnson Controls International PLC	5,783	181,644

		$212,349

Security	Shares	Value
Capital Markets — 1.6%
Federated Hermes, Inc., Class B	7,954	$176,101
Franklin Resources, Inc.	8,380	158,131
T. Rowe Price Group, Inc.	1,550	187,395

		$521,627

Chemicals — 5.4%
Air Products and Chemicals, Inc.	720	$173,988
Celanese Corp.	2,068	185,934
Corteva, Inc.	6,356	173,582
Dow, Inc.	5,087	196,358
DuPont de Nemours, Inc.	4,360	221,183
Eastman Chemical Co.	3,073	209,210
International Flavors & Fragrances, Inc.	1,339	178,341
Linde PLC	867	175,429
LyondellBasell Industries NV, Class A	2,927	186,626

		$1,700,651

Commercial Services & Supplies — 1.6%
Healthcare Services Group, Inc.(2)	6,664	$159,403
Republic Services, Inc.	1,996	170,578
Waste Management, Inc.	1,608	171,654

		$501,635

Communications Equipment — 1.7%
Cisco Systems, Inc.	3,798	$181,620
InterDigital, Inc.	3,306	181,731
Juniper Networks, Inc.	7,574	183,745

		$547,096

Containers & Packaging — 2.0%
International Paper Co.	4,751	$161,772
Packaging Corp. of America	1,686	170,977
Sonoco Products Co.	3,261	168,952
WestRock Co.	5,130	143,948

		$645,649

Distributors — 0.6%
Genuine Parts Co.	2,322	$193,678

		$193,678

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	416	$149,024

		$149,024

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	5,059	$156,121
Verizon Communications, Inc.	2,794	160,319

		$316,440

Security	Shares	Value
Electric Utilities — 5.3%
American Electric Power Co., Inc.	1,815	$154,729
Avangrid, Inc.	3,421	152,166
Duke Energy Corp.	1,833	156,960
Entergy Corp.	1,518	154,563
Evergy, Inc.	2,587	159,592
Eversource Energy	1,774	148,484
NextEra Energy, Inc.	622	158,958
OGE Energy Corp.	4,492	140,689
Pinnacle West Capital Corp.	1,952	152,061
Portland General Electric Co.	2,978	140,294
Southern Co. (The)	2,620	149,523

		$1,668,019

Electrical Equipment — 1.1%
Eaton Corp. PLC	1,942	$164,876
Emerson Electric Co.	3,100	189,162

		$354,038

Electronic Equipment, Instruments & Components — 1.1%
Dolby Laboratories, Inc., Class A	2,786	$169,194
National Instruments Corp.	4,567	176,834

		$346,028

Energy Equipment & Services — 2.8%
Baker Hughes Co.	13,326	$220,012
Halliburton Co.	23,544	276,642
Helmerich & Payne, Inc.	9,377	188,759
Schlumberger, Ltd.	11,001	203,189

		$888,602

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	527	$162,564
Walgreens Boots Alliance, Inc.	3,202	137,494
Walmart, Inc.	1,292	160,285

		$460,343

Food Products — 4.1%
Archer-Daniels-Midland Co.	4,270	$167,854
Bunge, Ltd.	3,640	142,033
General Mills, Inc.	2,753	173,549
Hormel Foods Corp.	3,268	159,576
Ingredion, Inc.	1,983	167,028
Kellogg Co.	2,514	164,189
Kraft Heinz Co. (The)	5,738	174,837
Mondelez International, Inc., Class A	2,992	155,943

		$1,305,009

Security	Shares	Value
Gas Utilities — 0.5%
Atmos Energy Corp.	1,488	$152,937

		$152,937

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	1,840	$174,653
Baxter International, Inc.	1,811	163,008
Becton, Dickinson and Co.	685	169,147
Medtronic PLC	1,562	153,982
Stryker Corp.	941	184,182
West Pharmaceutical Services, Inc.	984	212,583

		$1,057,555

Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	3,162	$172,930
Chemed Corp.	351	167,957
Quest Diagnostics, Inc.	1,800	212,904
UnitedHealth Group, Inc.	594	181,081

		$734,872

Hotels, Restaurants & Leisure — 4.5%
Carnival Corp.(2)	11,250	$177,075
Cracker Barrel Old Country Store, Inc.	1,902	203,761
Darden Restaurants, Inc.	2,571	197,607
Extended Stay America, Inc.	19,625	225,688
Las Vegas Sands Corp.	3,520	168,749
Six Flags Entertainment Corp.	11,940	274,381
Vail Resorts, Inc.	972	192,777

		$1,440,038

Household Durables — 1.0%
Garmin, Ltd.	1,878	$169,339
Leggett & Platt, Inc.	5,121	156,652

		$325,991

Household Products — 2.6%
Church & Dwight Co., Inc.	2,364	$177,465
Clorox Co. (The)	855	176,344
Colgate-Palmolive Co.	2,300	166,359
Kimberly-Clark Corp.	1,150	162,656
Procter & Gamble Co. (The)	1,293	149,885

		$832,709

Industrial Conglomerates — 1.1%
3M Co.	1,080	$168,955
Honeywell International, Inc.	1,129	164,665

		$333,620

Security	Shares	Value
Insurance — 5.3%
Aflac, Inc.	4,177	$152,335
American Financial Group, Inc.	2,057	123,914
Cincinnati Financial Corp.	1,770	104,342
Everest Re Group, Ltd.	722	143,252
Fidelity National Financial, Inc.	5,794	184,829
Hanover Insurance Group, Inc. (The)	1,604	160,961
Hartford Financial Services Group, Inc.	4,272	163,575
Old Republic International Corp.	9,682	150,942
Principal Financial Group, Inc.	4,333	167,340
Prudential Financial, Inc.	2,674	163,007
Travelers Cos., Inc. (The)	1,491	159,507

		$1,674,004

IT Services — 3.7%
Accenture PLC, Class A	877	$176,821
Amdocs, Ltd.	2,773	172,647
Automatic Data Processing, Inc.	1,103	161,578
International Business Machines Corp.	1,358	169,614
Jack Henry & Associates, Inc.	974	176,158
Paychex, Inc.	2,378	171,882
Western Union Co. (The)	7,588	151,912

		$1,180,612

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	2,092	$184,389
Bio-Techne Corp.	782	207,073

		$391,462

Machinery — 1.7%
Cummins, Inc.	1,075	$182,320
Graco, Inc.	3,180	153,308
Otis Worldwide Corp.	750	39,487
Snap-on, Inc.	1,356	175,860

		$550,975

Media — 1.0%
Interpublic Group of Cos., Inc. (The)	9,170	$156,899
Omnicom Group, Inc.	2,803	153,576

		$310,475

Metals & Mining — 3.0%
Newmont Corp.	3,226	$188,624
Nucor Corp.	4,171	176,267
Reliance Steel & Aluminum Co.	1,674	162,378
Royal Gold, Inc.	1,633	217,516
Southern Copper Corp.(2)	5,398	195,947

		$940,732

Security	Shares	Value
Multi-Utilities — 3.9%
Ameren Corp.	1,941	$145,051
Consolidated Edison, Inc.	1,895	142,239
Dominion Energy, Inc.	1,993	169,425
DTE Energy Co.	1,539	165,550
MDU Resources Group, Inc.	7,166	155,932
NorthWestern Corp.	2,481	149,158
Public Service Enterprise Group, Inc.	3,445	175,833
WEC Energy Group, Inc.	1,614	148,052

		$1,251,240

Multiline Retail — 1.1%
Kohl’s Corp.	9,065	$174,229
Macy’s, Inc.(2)	28,752	182,863

		$357,092

Oil, Gas & Consumable Fuels — 11.0%
Cabot Oil & Gas Corp.	8,763	$173,858
Chevron Corp.	2,013	184,592
ConocoPhillips	5,011	211,364
CVR Energy, Inc.	9,325	190,230
EOG Resources, Inc.	4,189	213,513
Equitrans Midstream Corp.(2)	33,202	268,604
Exxon Mobil Corp.	3,894	177,060
HollyFrontier Corp.	5,572	175,240
Kinder Morgan, Inc.	11,550	182,490
Marathon Petroleum Corp.	6,008	211,121
Occidental Petroleum Corp.	13,280	171,976
ONEOK, Inc.	7,471	274,111
Phillips 66	2,707	211,850
Targa Resources Corp.	23,211	415,245
Valero Energy Corp.	3,104	206,851
Williams Cos., Inc. (The)	10,566	215,863

		$3,483,968

Paper & Forest Products — 1.1%
Domtar Corp.	6,998	$142,759
Louisiana-Pacific Corp.	8,195	193,484

		$336,243

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,800	$167,216
Eli Lilly & Co.	1,054	161,209
Johnson & Johnson	1,154	171,658
Merck & Co., Inc.	1,931	155,870
Pfizer, Inc.	4,695	179,302

		$835,255

Security	Shares	Value
Professional Services — 0.6%
Robert Half International, Inc.	3,802	$192,913

		$192,913

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	2,679	$168,589
Maxim Integrated Products, Inc.	3,070	177,078
Texas Instruments, Inc.	1,493	177,279

		$522,946

Software — 0.5%
Microsoft Corp.	911	$166,941

		$166,941

Specialty Retail — 2.0%
Best Buy Co., Inc.	2,449	$191,242
Tiffany & Co.	1,182	151,450
Williams-Sonoma, Inc.	3,385	281,666

		$624,358

Textiles, Apparel & Luxury Goods — 0.9%
Tapestry, Inc.	10,997	$149,559
VF Corp.	2,578	144,626

		$294,185

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	16,083	$161,634

		$161,634

Tobacco — 1.0%
Altria Group, Inc.	3,982	$155,497
Philip Morris International, Inc.	2,109	154,716

		$310,213

Trading Companies & Distributors — 1.8%
Fastenal Co.	4,685	$193,303
MSC Industrial Direct Co., Inc., Class A	2,757	191,170
Watsco, Inc.	983	174,886

		$559,359

Total Common Stocks (identified cost $30,097,708)		$31,580,535

Short-Term Investments — 1.6%

Description	Units /Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(3)	162,893	$162,893
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(4)	352,659	352,659

Total Short-Term Investments (identified cost $515,569)		$515,552

Total Investments — 101.0% (identified cost $30,613,277)		$32,096,087

Other Assets, Less Liabilities — (1.0)%		$(317,849)

Net Assets — 100.0%		$31,778,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2020. The aggregate market value of securities on loan at May 31, 2020 was $640,263 and the total market value of the collateral received by the Fund was $671,704, comprised of cash of $352,659 and U.S. government and/or agencies securities of $319,045.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $162,893, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$233,238	$3,275,799	$(3,346,055)	$(72)	$(17)	$162,893	$353	162,893

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$31,580,535	*	$—	$—	$31,580,535
Short-Term Investments	352,659		162,893	—	515,552
Total Investments	$31,933,194		$162,893	$—	$32,096,087

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.